Intangible Assets, Net (Details) - Schedule of amortization expenses - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of amortization expenses [Abstract]
2020	$ 924,020
2021	924,020
2022	924,020
2023	871,399
2024	871,399
Thereafter	361,370
Amortization expenses, Total	$ 4,876,228	$ 44,044